TWO ROADS SHARED TRUST

Conductor Global Equity Value Fund

Class A RAALX

Class C RACLX

Class I RAILX

Class Y RAYLX

Incorporated herein by reference is the definitive version of the prospectus for the Conductor Global Equity Value Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 10, 2016 (SEC Accession No. 0001580642-16-007599).